Business Acquisition	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Business Acquisition

11. Business Acquisition

On August 23, 2020, the Company entered into an Agreement and Plan of Merger (“Agreement”) whereby Netcapital Systems LLC (“Systems”) would become an 80% owner of the Company. Pursuant to the requirements of this agreement, the Company filed a definitive information statement on September 21, 2020 to change the Company’s corporate name from ValueSetters, Inc. to Netcapital Inc and to amend the Company’s Articles of Incorporation to effect a stock combination, or reverse stock split, pursuant to which 2,000 shares of the Company’s common stock would be exchanged for one new share of common stock. In conjunction with the merger agreement, the Company issued 1,666,360 to Systems on November 5, 2020.

The Agreement is a tax-free merger of Netcapital Funding Portal Inc. (“FP”), a wholly owned subsidiary of Systems, with Netcapital Acquisition Vehicle Inc., an indirect wholly owned subsidiary of the Company, wherein FP was the surviving corporation. This transaction is designed to enhance the Company’s revenues and ability to provide services to democratize the private capital markets while helping companies at all stages to build, grow and fund their businesses with a full range of services from strategic advice to raising capital. As a result of the transaction, the company is expected to be a leading provider of private capital transactions for entrepreneurs seeking to raise money under the exemption provided by section 4(a)(6) of the Securities Act of 1933, which allows private companies to raise up to $5 million every 12 months.

ASC 805-10-25-4 requires the identification of one of the combining entities in each business combination as the acquirer. Upon evaluation of the components of the business combination, including the relative voting rights in the combined entity, the composition of the governing body and senior management of the combined entity, the relative size of each entity and the terms of the exchange of equity interests, the Company recorded the transaction in the third quarter of fiscal 2021 as a purchase. In conjunction with the purchase, Systems agreed to vote all of its shares of common stock to support the resolutions of the existing board of directors of the Company.

The following table summarizes the value of the consideration for FP and the amounts of the assets acquired and liabilities assumed in conjunction with the Agreement.

Schedule of Merger agreement
Consideration: 1,666,360 shares of common stock of the Company	$11,331,248
Payment of promissory notes and interest	3,817,516
Total consideration	$15,148,764

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$358,634
Current assets	8,894
Accounts payable	(29,023)
Platform users	7,080,319
Platform investors	6,288,392
Platform issuers	903,125
Unpatented technology	532,118
Total identifiable net assets	$15,148,764

The fair value of the common shares issued as the consideration for FP was determined by the most recent (the prior day’s) closing price of the Company’s common shares at the time the shares were issued. The fair value of the assets and the liabilities of FP equaled their book value. Four identifiable intangible assets were valued; platform users, platform investors, platform issuers and unpatented technology (collectively the “Intangible Assets”). The estimated market value of the Intangible Assets is approximately $27,800,000. This amount is derived from valuing the IP functionality, brand, and license of FP at $1,000,000; valuing current issuers and pipeline issuers at approximately $14,000 each; valuing platform users at $382 each; and valuing investors at $1,025 each. These values are derived from comparing the FP Intangible Assets to the values recorded by funding portal offerings of FP’s competitors in public filings via Regulations CF and Regulation A.

The excess of purchase price over the total identifiable tangible net assets of $344,810, leaves an aggregate value of $14,803,954 to be assigned to the Intangible Assets. The estimated value of the $27,800,000 of Intangible Assets is allocated on a percentage basis in the above table to equal $14,803,954.

None of FP’s revenues and earnings are included in the Company’s consolidated income statements through the day of closing of November 5, 2020. The consolidated income statements for the year ended April 30, 2021 include $834,981 in revenues from FP. If the entities had been combined for the two reporting periods, the supplemental pro forma revenues and earnings are as follows:

Schedule of Pro forma revenue and earnings
	Revenues		Earnings
Supplemental pro forma for 4/1/20 – 11/04/20	$2,866,063	$	282,264
Supplemental pro forma for 4/1/19 – 11/04/19	$1,018,200	$	680,212

Included in the supplemental pro forma information above is revenue earned by the Company from Netcapital Systems LLC of $18,646 and $152,864 in the periods ended November 4, 2020 and 2019, respectively.

Business Acquisition

Note 12 – Business Acquisition

On August 23, 2020, the Company entered into an Agreement and Plan of Merger (“Agreement”) whereby Netcapital Systems LLC (“Systems”) would become an 80% owner of the Company. Pursuant to the requirements of this agreement, the Company filed a definitive information statement on September 21, 2020 to change the Company’s corporate name from ValueSetters, Inc. to Netcapital Inc. and to amend the Company’s Articles of Incorporation to effect a stock combination, or reverse stock split, pursuant to which 2,000 shares of the Company’s common stock would be exchanged for one new share of common stock. In conjunction with the merger agreement, the Company issued 1,666,360 shares of common stock to Systems on November 5, 2020.

The Agreement is a tax-free merger of Netcapital Funding Portal Inc. (“FP”), a wholly owned subsidiary of Systems, with Netcapital Acquisition Vehicle Inc., an indirect wholly owned subsidiary of the Company, wherein FP was the surviving corporation. This transaction is designed to enhance the Company’s revenues and ability to provide services to democratize the private capital markets while helping companies at all stages to build, grow and fund their businesses with a full range of services from strategic advice to raising capital. As a result of the transaction, the company is expected to be a leading provider of private capital transactions for entrepreneurs seeking to raise money under the exemption provided by section 4(a)(6) of the Securities Act of 1933, which allows private companies to raise up to $5 million every 12 months.

ASC 805-10-25-4 requires the identification of one of the combining entities in each business combination as the acquirer. Upon evaluation of the components of the business combination, including the relative voting rights in the combined entity, the composition of the governing body and senior management of the combined entity, the relative size of each entity and the terms of the exchange of equity interests, the Company recorded the transaction in the third quarter of fiscal 2021 as a purchase. In conjunction with the purchase, Systems agreed to vote all of its shares of common stock to support the resolutions of the existing board of directors of the Company.

The following table summarizes the value of the consideration for FP and the amounts of the assets acquired and liabilities assumed in conjunction with the Agreement.

Consideration: 1,666,360 shares of common stock of the Company	$11,331,248
Payment of promissory notes and interest	3,817,516
Total consideration	$15,148,764

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$358,634
Current assets	8,894
Accounts payable	(22,718)
Platform users	7,080,319
Platform investors	6,288,392
Platform issuers	903,125
Unpatented technology	532,118
Total identifiable net assets	$15,148,764

The fair value of the common shares issued as the consideration for FP was determined by the most recent (the prior day’s) closing price of the Company’s common shares at the time the shares were issued. The fair value of the assets and the liabilities of FP equaled their book value. Four identifiable intangible assets were valued; platform users, platform investors, platform issuers and unpatented technology (collectively the “Intangible Assets”). The estimated market value of the Intangible Assets is approximately $27,800,000. This amount is derived from valuing the IP functionality, brand, and license of FP at $1,000,000; valuing current issuers and pipeline issuers at approximately $14,000 each; valuing platform users at $382 each; and valuing investors at $1,025 each. These values are derived from comparing the FP Intangible Assets to the values recorded by funding portal offerings of FP’s competitors in public filings via Regulations CF and Regulation A.

The excess of purchase price over the total identifiable tangible net assets of $344,810, leaves an aggregate value of $14,803,954 to be assigned to the Intangible Assets. The estimated value of the $27,800,000 of Intangible Assets is allocated on a percentage basis in the above table to equal $14,803,954.

None of FP’s revenues and earnings are included in the Company’s consolidated income statements through the day of closing of November 5, 2020. The consolidated income statements for the year ended April 30, 2021 include $834,981 in revenues from FP. If the entities had been combined for the two reporting periods, the supplemental pro forma revenues and earnings are as follows:

Schedule of pro forma and earnings

	Revenues	Earnings
Supplemental pro forma for 4/1/20 – 11/04/20	$2,866,063	$282,264
Supplemental pro forma for 4/1/19 – 11/04/19	$1,018,200	$680,212

Included in the supplemental pro forma information above is revenue earned by the Company from Netcapital Systems LLC of $18,646 and $152,864 in the periods ended November 4, 2020 and 2019, respectively.

Schedule of Merger agreement
Consideration: 1,666,360 shares of common stock of the Company	$11,331,248
Payment of promissory notes and interest	3,817,516
Total consideration	$15,148,764

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$358,634
Current assets	8,894
Accounts payable	(29,023)
Platform users	7,080,319
Platform investors	6,288,392
Platform issuers	903,125
Unpatented technology	532,118
Total identifiable net assets	$15,148,764